Derivative Warrant Liabilities (Details Narrative) (10-K)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017 shares	Mar. 31, 2017 shares	Aug. 31, 2016 $ / shares
Common shares issued upon exercise of warrants		35,831
Warrant outstanding		38,948
Number of common stock issued in prior to the merger		35,831
Warrant calculation description	The Company recalculated the value of warrants by applying a +/- 5% changes to the input variables in the Black-Scholes model that vary overtime, namely, the volatility and the risk-free rate. A 5.0% decrease or 'increase in volatility would not have materially changed the value of the warrants. A 5.0% decrease or increase in the risk-free rate would not have materially changed the value of the warrants; the value of the warrants is not strongly correlated with small changes in interest rates.	The Company recalculated the value of warrants by applying a +/- 5% changes to the input variables in the Black-Scholes model that vary overtime, namely, the volatility and the risk-free rate. A 5.0% decrease in volatility would decrease the value of the warrants to $27; a 5.0% increase in volatility would increase the value of the warrants to $29. A 5.0% decrease or increase in the risk-free rate would not have materially changed the value of the warrants; the value of the warrants is not strongly correlated with small changes in interest rates.
Measurement Input Price Volatility [Member]
Fair value assumption rate	0.050	0.050
Measurement Input Risk Free Interest Rate [Member]
Fair value assumption rate	0.050	0.050
Warrant [Member]
Cashless exercise warrants			51
Common Stock [Member]
Cashless exercise warrants			24
Before Reverse Split [Member]
Common shares issued upon exercise of warrants		531,814
Warrant outstanding		578,081
Number of common stock issued in prior to the merger		531,814
Before Reverse Split [Member] | Warrant [Member]
Cashless exercise warrants			768
Before Reverse Split [Member] | Common Stock [Member]
Cashless exercise warrants			359
2016 Series A and B Warrants [Member]
Warrants exercise price | $ / shares				$ 4.45
2016 Series A and B Warrants [Member] | Before Reverse Split [Member]
Warrants exercise price | $ / shares				0.30
2011 Series A Warrants [Member]
Warrants exercise price | $ / shares				4.45
2011 Series A Warrants [Member] | Before Reverse Split [Member]
Warrants exercise price | $ / shares				$ 0.30